Income taxes - Disclosure of movement in net deferred tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance - January 1	$ (72,797)	$ (63,917)
Recognized in net earnings	(11,183)	(7,874)
Recognized in other comprehensive loss / income	918	535
Recognized in equity	929	297
Currency conversion adjustment	5,899	(1,838)
Balance - December 31	$ (76,234)	$ (72,797)